Leases - Summary of Future Minimum Payments Operating Leases (Details) - CNY (¥)	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
2026	¥ 221,765
Total lease payments	221,765
Less: imputed interest	2,563
Total	¥ 219,202	¥ 235,589